PROVISIONS AND OTHER FINANCIAL LIABILITIES - Schedule of movement in provisions and other financial liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions
Provisions, beginning of period	$ 25,563	$ 23,330
Additions	56,277	35,214
Amounts used	(34,869)	(32,639)
Amounts reversed	(790)	(342)
Translation	0	0
Provisions, end of period	46,181	25,563
Current portion of provisions	45,298	12,484
Acquisition liabilities
Acquisition liabilities, beginning of period	7,573	11,438
Additions	334,616	0
Amounts used	(701)	(3,220)
Amounts reversed	0	0
Translation	(4,117)	(645)
Acquisition liabilities, end of period	337,371	7,573
Current portion of acquisition liabilities	$ 230,412	$ 2,159